Income Tax - Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Loss before tax	$ 16,791,770	$ 1,076,823
Tax rate	17.00%	17.00%
Computed tax benefit (expense) at statutory tax rate	$ 2,854,601	$ 183,060
Tax effect of non-deductible or taxable items:
Share-based compensation expenses	(2,236,523)
Additional deduction for R&D expenses		11,680
Change in valuation allowance	(618,078)	$ (194,740)
Income tax expense (benefit)	$ 0